Derivatives and Hedging (Schedule of Related Income Statement Impacts of Derivative Activity) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Designated as Hedging Instrument [Member] | Cross-Currency Swaps [Member]
Derivative [Line Items]
Gain (loss) on foreign currency derivatives	$ 8	$ 20	$ (83)	$ 14	$ 24